United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated International High Income Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCK--0.0%
		Cable & Wireless Television--0.0%
2,500	[1]	Satelites Mexicanos SA de CV, Class INS (IDENTIFIED COST $927,252)	$781
		CORPORATE BONDS--27.6%
		Banking—8.1%
$1,750,000	[2,3]	Banco Credito del Peru, Sub. Note, Series 144A, 6.95%, 11/7/2021	1,473,793
3,000,000	[2,3]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.369%, 6/16/2018	2,793,750
1,200,000	[2,3]	ICICI Bank Ltd., Note, Series 144A, 6.625%, 10/3/2012	1,020,774
500,000	[2,3]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	127,500
1,500,000	[2,3]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	875,625
		TOTAL	6,291,442
		Broadcast Radio & TV--2.2%
2,000,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	1,740,000
		Cable & Wireless Television--0.2%
1,312,967		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	124,732
		Container & Glass Products--1.1%
1,300,000		Vitro SA, Note, 11.75%, 11/1/2013	334,750
2,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	515,000
		TOTAL	849,750
		Metals & Mining--3.7%
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	1,346,700
1,750,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,509,375
		TOTAL	2,856,075
		Oil & Gas—11.1%
2,960,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	2,412,400
1,500,000	[2,3]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	1,356,600
2,250,000		Petrobras International Finance, Company Guarantee, 7.875%, 3/15/2019	2,264,063
2,050,000	[2,3]	Petroleos Mexicanos, Note, Series 144A, 8.00%, 5/3/2019	2,013,853
1,000,000	[2,3]	Transportadora de Gas de Sur S.A., Series 144A, 7.875%, 5/14/2017	605,000
		TOTAL	8,651,916
		Utilities--1.2%
1,000,000	[2,3]	ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017	900,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,984,490)	21,413,915
		FLOATING RATE LOAN--0.8%
600,000	[4]	Carolbrl, 5.014%, 9/30/2010 (IDENTIFIED COST $595,555)	597,000
		GOVERNMENTS/AGENCIES—70.3%
		Sovereign—70.3%
1,060,000		Argentina, Government of, 12.00%, 6/19/2031	127,200
2,850,000		Argentina, Government of, Bond, 1.683%, 8/3/2012	772,350
3,712,927		Argentina, Government of, Note, 8.28%, 12/31/2033	1,126,873
6,600,000		Brazil, Government of, 5.875%, 1/15/2019	6,294,750
7,400,000		Brazil, Government of, 6.00%, 8/15/2010	5,572,329
2,900,000		Brazil, Government of, Note, 10.00%, 1/1/2017	1,064,273
1,500,000		Brazil, Government of, Note, 6.00%, 5/15/2015	1,084,338
500,000		Colombia, Government of, 7.375%, 9/18/2037	460,000
2,000,000		Colombia, Government of, 8.25%, 12/22/2014	2,192,000
2,821,000,000		Colombia, Government of, 9.85%, 6/28/2027	1,122,480
2,500,000	[2,3]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	1,912,500
1,400,000	[2,3]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	1,403,614
1,760,000		Panama, Government of, 6.70%, 1/26/2036	1,575,200
4,276,000		Peru, Government of, 6.55%, 3/14/2037	3,987,370
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,515,500
2,900,000		Republic of Ecuador, 10.00%, 8/15/2030	862,750
3,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	2,688,700
2,842,000	[2,3]	Russia, Government of, Unsub., Series 144A, 7.50%, 3/31/2030	2,509,770
4,200,000		Turkey, Government of, 14.00%, 9/26/2012	2,266,631
4,280,000		Turkey, Government of, 6.875%, 3/17/2036	3,274,200
4,900,000		Venezuela, Government of, 10.75%, 9/19/2013	3,442,250
15,150,000		Venezuela, Government of, 9.375%, 1/13/2034	7,499,250
4,300,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	1,915,650
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $73,555,233)	54,669,978
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $104,062,530)[5]	76,681,674
		OTHER ASSETS AND LIABILITIES – NET—1.3%[6]	1,032,304
		TOTAL NET ASSETS—100%	$77,713,978

At February 28, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/29/2009	9,187,143 Yuan Renminbi	$1,428,571	$1,337,564	$(91,007)
Contracts Sold:
4/29/2009	9,187,143 Yuan Renminbi	$1,337,673	$1,337,564	$ 109
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(90,898)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2009, these restricted securities amounted to $19,405,179, which represented 25.0% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors (the “Directors”). At February 28, 2009, these liquid restricted securities amounted to $19,405,179, which represented 25.0% of total net assets.

4
The rate shown represents a weighted average coupon rate on settled positions at year end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

5
At February 28, 2009, the cost of investments for federal tax purposes was $104,205,619. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $27,523,945. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $435,591 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,959,536.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---	$ ----
Level 2 – Other Significant Observable Inputs	76,681,674	(90,898)
Level 3 – Significant Unobservable Inputs	----	----
Total	$ 76,681,674	$ (90,898)

*Other financial instruments include foreign exchange contracts.

Federated International Small-Mid Company Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--89.1%
		Capital Goods--15.9%
186,254		Abengoa SA	$2,427,618
48,773		Bauer AG	1,413,834
8,274,100	[1]	China South Locomotive	3,596,014
876,442		Cobham PLC	2,414,936
194,819		Gamesa Corporacion Tecnologica SA	2,597,878
82,100		Hochtief AG	2,275,181
126,247		Imtech NV	1,616,217
372,000		JGC Corp.	4,230,888
274,000	[1]	Japan Steel Works	2,448,291
128,350		Konecranes Oyj	2,082,755
77,500		NPC, Inc.	3,460,311
31,137		Nexans SA	1,210,439
141,000		SNC-Lavalin Group, Inc.	3,218,550
83,541	[1]	Saft Groupe SA	1,921,471
		TOTAL	34,914,383
		Commercial & Professional Services--2.1%
329,377		Aggreko PLC	1,676,515
14,773,000	[1]	China Everbright International Ltd.	2,821,788
		TOTAL	4,498,303
		Consumer Durables & Apparel--1.6%
108,900		Shimano, Inc.	3,548,534
		Diversified Financials--4.7%
460,700		Hong Kong Exchanges & Clearing Ltd.	3,639,303
80,183		Julius Baer Holding Ltd., Zurich, Class B	1,858,173
988,000		Singapore Exchange Ltd.	2,863,081
76,400		TMX Group, Inc.	1,856,853
		TOTAL	10,217,410
		Energy--5.9%
432,785		Amec PLC	3,363,779
233,774		ERG SpA	2,796,971
58,050		Fred Olsen Energy ASA	1,338,127
49,916		Fugro NV	1,294,305
244,423	[1]	Wellstream Holdings PLC	1,586,798
941,900		Wood Group (John) PLC	2,603,017
		TOTAL	12,982,997
		Food, Beverage & Tobacco--8.2%
482,400		Davide Campari - Milano SpA	2,626,284
184,900		Hokuto Corp.	3,604,151
2,105		Lindt & Spruengli AG	3,325,523
176,400		Swedish Match AB	2,308,936
141,000		Toyo Suisan Kaisha	3,335,770
335,800	[1]	Viterra, Inc.	2,671,196
		TOTAL	17,871,860
		Food & Staples Retailing--3.6%
114,200		Shoppers Drug Mart Corp.	3,884,164
116,800		Sugi Pharmacy Co. Ltd.	2,443,963
100,200		Sundrug Co. Ltd.	1,667,546
		TOTAL	7,995,673
		Health Care Equipment & Services--3.8%
138,605		China Medical Technologies, Inc., ADR	1,806,023
54,957		Essilor International SA	1,904,008
204,888		Getinge AB, Class B	2,360,965
41,400		Hogy Medical Co. Ltd.	2,287,531
		TOTAL	8,358,527
		Materials--13.9%
69,200		Agnico Eagle Mines Ltd.	3,450,312
83,400		Agrium, Inc.	2,895,597
340,000		Air Water, Inc.	2,881,496
266,500	[1]	Eldorado Gold Corp. Ltd.	2,198,625
3,797		Givaudan SA	2,187,751
111,161		K&S AG	5,005,451
127,200		Kinross Gold Corp.	2,007,216
102,300		Sociedad Quimica Y Minera de Chile, ADR	2,948,286
312,800		Yamana Gold, Inc.	2,708,848
198,550		Yara International ASA	4,234,822
		TOTAL	30,518,404
		Pharmaceuticals, Biotechnology & Life Sciences--11.1%
78,325	[1]	Actelion Ltd.	3,702,262
127,861		CSL Ltd.	2,967,647
314,072		Grifols SA	4,953,715
156,442	[1]	ICON PLC, ADR	3,210,190
45,444		Ipsen SA	1,736,145
109,414	[1]	Qiagen NV	1,803,544
208,000		Shionogi and Co.	3,375,074
76,300		Shire Ltd., ADR	2,705,598
		TOTAL	24,454,175
		Real Estate--0.3%
1,540,600		Mah Sing Group Bhd	655,538
		Retailing--2.6%
1,716,325		Game Group PLC	3,576,100
59,830		Yamada Denki	2,169,419
		TOTAL	5,745,519
		Software & Services--10.6%
285,543	[1]	Autonomy Corp. PLC	4,957,345
195,800		Capcom Co. Ltd.	3,666,180
593,653		Computershare Ltd.	2,644,758
375,600	[1]	Giant Interactive Group, Inc., ADR	2,403,840
233,900		Indra Sistemas SA	4,283,209
145,400		Square Enix Holdings Co. Ltd.	2,543,418
175,138	[1]	UbiSoft Entertainment SA	2,641,455
		TOTAL	23,140,205
		Technology Hardware & Equipment--3.5%
228,465	[1]	NICE-Systems Ltd., ADR	4,820,612
39,629		Neopost SA	2,889,360
		TOTAL	7,709,972
		Utilities--1.3%
174,143		Enagas	2,809,312
		TOTAL COMMON STOCKS (IDENTIFIED COST $222,560,998)	195,420,812
		MUTUAL FUND--11.7%
25,767,347	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.32% (AT NET ASSET VALUE)	25,767,347
		TOTAL INVESTMENTS---100.8% (IDENTIFIED COST $248,328,345)[4]	221,188,159
		OTHER ASSETS AND LIABILITIES---NET—(0.8)%[5]	(1,760,226)
		TOTAL NET ASSETS---100%	$219,427,933

At February 28, 2009, the Fund had an outstanding foreign exchange contract as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contract at Value	Unrealized Appreciation
Contracts Purchased:
3/3/2009	246,236,481 Japanese Yen	$ 2,504,439	$ 2,523,044	$ 18,605

Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At February 28, 2009, the cost of investments for federal tax purposes was $248,328,345.  The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $27,140,186.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,792,161 and net unrealized depreciation from investments for those securities having an excess of cost over value of $49,932,347.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 68,553,257	$18,605
Level 2 – Other Significant Observable Inputs	152,634,902	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$221,188,159	$18,605

*Other financial instruments include a foreign exchange contract.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated International Value Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS—93.3%
		Automobiles & Components--3.5%
78,945		Bayerische Motoren Werke AG	$1,971,916
		Banks—7.0%
22,770		BNP Paribas SA	747,207
158,423		Banco Santander Central Hispano, SA	976,858
306,250		HSBC Holdings PLC	2,193,905
		TOTAL	3,917,970
		Commercial & Professional Services--5.7%
67,142		Adecco SA	2,049,187
370,050		Michael Page International PLC	1,139,782
		TOTAL	3,188,969
		Consumer Durables & Apparel--3.3%
66,383		Compagnie Financiere Richemont AG	870,016
25,700		Tod's SpA	955,797
		TOTAL	1,825,813
		Consumer Services—3.0%
29,254		Accor SA	1,050,118
92,115		InterContinental Hotels Group PLC	635,846
		TOTAL	1,685,964
		Diversified Financials—15.2%
68,152		Credit Suisse Group AG	1,673,657
204,044		Invesco PLC	2,332,223
76,120		Janus Capital Group, Inc.	335,689
81,456		Julius Baer Holding Ltd., Zurich, Class B	1,887,674
162,600		Schroders PLC	1,687,281
60,810		UBS AG	571,559
		TOTAL	8,488,083
		Energy--6.7%
37,600		Tidewater, Inc.	1,328,032
18,000		Total SA, Class B	851,795
26,341	[1]	Transocean Sedco Forex, Inc.	1,574,401
		TOTAL	3,754,228
		Food, Beverage & Tobacco—13.3%
222,908		Cadbury Schweppes PLC	1,710,231
156,097		Diageo PLC	1,824,685
24,958		Heineken NV	672,435
73,807		Nestle SA	2,413,350
15,417		Pernod-Ricard	847,823
		TOTAL	7,468,524
		Household & Personal Products--1.6%
13,500		L'Oreal SA	875,042
		Insurance—5.3%
68,118		AXA	629,651
56,714		Sun Life Financial Services of Canada	883,037
66,200		Willis Group Holdings Ltd.	1,449,118
		TOTAL	2,961,806
		Materials—5.1%
45,310		Akzo Nobel NV	1,594,515
2,150		Givaudan SA	1,238,785
		TOTAL	2,833,300
		Media--9.7%
41,300		Asatsu, Inc.	768,581
161,600		Grupo Televisa SA, GDR	1,966,672
59,668		Vivendi SA	1,429,262
249,752		WPP PLC	1,302,048
		TOTAL	5,466,563
		Pharmaceuticals, Biotechnology & Life Sciences--3.5%
35,705		GlaxoSmithKline PLC	544,981
14,190		Novartis AG	516,449
22,100		Takeda Pharmaceutical Co., Ltd.	892,758
		TOTAL	1,954,188
		Real Estate--1.8%
132,086		Sun Hung Kai Properties	1,020,279
		Retailing—1.0%
76,269		Signet Jewelers Ltd.	564,391
		Telecommunication Services--3.9%
1,224,673		Vodafone Group PLC	2,176,994
		Transportation--3.7%
70,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	2,048,244
		TOTAL COMMON STOCKS (IDENTIFIED COST $73,923,936)	52,202,274
		EXCHANGE-TRADED FUND--3.7%
277,015		iShares MSCI Japan (IDENTIFIED COST $2,674,734)	2,041,600
		MUTUAL FUND--1.2%
671,348	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.32% (AT NET ASSET VALUE)	671,348
		TOTAL INVESTMENTS --- 98.2% (IDENTIFIED COST $77,270,018)[4]	54,915,222
		OTHER ASSETS AND LIABILITIES --- NET --- 1.8%[5]	1,018,353
		TOTAL NET ASSETS --- 100%	$55,933,575

At February 28, 2009, the Fund had the following outstanding foreign exchange contract:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
3/3/2009	1,281,633 Swiss Franc	$1,099,548	$1,095,553	$3,995

Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At February 28, 2009, the cost of investments for federal tax purposes was $77,270,018.  The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $22,354,796.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,904,089 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,258,885.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$15,194,756	$3,995
Level 2 – Other Significant Observable Inputs	39,720,466	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$54,915,222	$3,995

*Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated World Investment Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009